Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Operating Lease, Lease Income [Table Text Block]
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Right-of-use assets, net	43	443
Impairment of right-of-use assets	—	—
Right-of-use assets, net	43	443
Operating lease liabilities – current	17	188
Operating lease liabilities – non-current	27	231
Total operating lease liabilities	44	419

Schedule of maturity of operating lease liabilities
US$
2023	209
2024	202
Total	30
Less: imputed interest	(22)
Present value of lease liabilities	419